UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:  3/31/05

Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one):	[ ] is a restatement.
					[ ] adds new holdings entries.

Institutional Investment Manager Filing This Report:

Bruce M. Babcock
Saybrook Capital
2000 Frontis Plaza Blvd.
Winston-Salem, NC  27103

Form 13F file Number 28-6520

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	Laureen VanLandingham
Title:  Office Manager
Phone:	336-659-0290

Signature, Place, and Date of Signing:

Laureen S. VanLandingham	Winston-Salem, NC	       May 3, 2005

Report Type (Check only one):

[X]	13F HOLDINGS REPORT.  (Check here if all holdings of this
reporting manager are reported in this report.)

[  ]	13F NOTICE.  (Check here if no holdings reported are in the
report, and all holdings are reported by other reporting manager(s).)

[  ]	13F COMBINATION REPORT.  (Check here if a portion of the
holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)





FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:    None

Form 13F Information Table Entry Total:  59

Form 13F Information Table Value Total:  $128600



List of Other Included Managers:

NONE

FORM 13F INFORMATION TABLE
                                    Title              VALUE      SHRS or  SH/ PUT/  Inv Other  Voting Authority
NAME OF ISSUER                      of     CUSIP       (x$1000)   PRN AMT  PRN CALL Disc Mgrs   Sole Shared None
                                    Class

AMR Corp                            com    001765106           1        50  SH      Sole           50
ANC Rental Corp                     com    00181310            0        12  SH      Sole           12
Alliance Capital Mgmt. Ltd.         com    018548107         354      7500  SH      Sole         7500
Allstate Corp                       com    020002101         161      2982  SH      Sole         2982
Bank of America Corp                com    06050510          177      4024  SH      Sole         4024
Bridgehampton National Bank         com    108035106        5538    178059  SH      Sole       178059
British American Insurance Co Ltd   com    110475209           0      1000  SH      Sole         1000
CMS Energy Corp Com                 com    125896100          65      5000  SH      Sole         5000
Callaway Golf Co.                   com    131193104          34      5000  SH      Sole         5000
Carmax Group                        com    143130102        6250    198400  SH      Sole       198400
Cedar Fair L P Depositary Unit      com    150185106          31      1000  SH      Sole         1000
Citigroup Inc                       com    172967101        6224    138491  SH      Sole       138491
Comcast Corp Cl A-Spl               com    20030N200        5798    173400  SH      Sole       173400
Dell Computer                       com    247025109        4400    114525  SH      Sole       114525
Devon Energy Corp New               com    25179M103          46       968  SH      Sole          968
Exxon Mobil Corp Com                com    302290101         174      2912  SH      Sole         2912
First Ctzns Bancorp SC              com    319460101          27        50  SH      Sole           50
Freescale Semiconductor Inc Class B com    35687M206           3       165  SH      Sole          165
Gannett Inc.                        com    364730101        7218     91275  SH      Sole        91275
General Electric                    com    369604103        4626    128300  SH      Sole       128300
General Mills                       com    370334104        1840     37450  SH      Sole        37450
Goldman Sachs Group                 com    38141G104        6356     57790  SH      Sole        57790
Health Care Reit Inc.               com    42217K106          22       700  SH      Sole          700
Highwoods Properties                com    431284108          27      1000  SH      Sole         1000
Home Depot Inc.                     com    437076102        6363    166405  SH      Sole       166405
Illinois Tool Wks Inc.              com    452308109        5910     66010  SH      Sole        66010
J P Morgan Chase & Co               com    46625H100           4       117  SH      Sole          117
Jumbosports Inc                     com    481386100           0       148  SH      Sole          148
KeyCorp                             com    493267108          84      2596  SH      Sole         2596
L-3 Communications Hldgs            com    502424104        5403     76075  SH      Sole        76075
Lindsay Mfg Co.                     com    535555106          19      1012  SH      Sole         1012
Lowe's Co.                          com    548661107         103      1800  SH      Sole         1800
Medtronic Inc                       com    585055106        2040     40025  SH      Sole        40025
Microsoft Corp                      com    594918104        5119    211775  SH      Sole       211775
Morgan Stanley, Dean Witter         com    617446448         432      7550  SH      Sole         7550
Northern Trust Corp.                com    66585910           48      1104  SH      Sole         1104
Novartis Ag Adr                     com    66987V109          35       750  SH      Sole          750
Pepsico, Inc.                       com    713448108        6255    117950  SH      Sole       117950
Pfizer Inc.                         com    717081103        4210    160260  SH      Sole       160260
Qualcomm Inc.                       com    747525103          96      2622  SH      Sole         2622
Rf Micro Devices Inc.               com    749941100          86     16430  SH      Sole        16430
Sabre Hldgs Corp                    com    785905100           1        36  SH      Sole           36
Scudder RReef Real Estate Fd        com    81119Q100          10       500  SH      Sole          500
Sealed Air Corp.                    com    81211K100        6560    126309  SH      Sole       126309
Southern Cmnty CP                   com    842632101          31      3334  SH      Sole         3334
Spdr Tr Unit Ser 0                  com    78462F103           2        20  SH      Sole           20
Staples Inc                         com    855030102        7244    230475  SH      Sole       230475
Suffolk Bancorp                     com    86473910            5       166  SH      Sole          166
Target Corp                         com    87612E106        6164    123236  SH      Sole       123236
Tennant Co.                         com    880345103          58      1500  SH      Sole         1500
Vodafone Airtouch PLC Sponsored     com    92857T107        4636    174530  SH      Sole       174530
Wal-Mart Stores                     com    931142103        5004     99870  SH      Sole        99870
Walgreen Co.                        com    931422109        5034    113320  SH      Sole       113320
XTO Energy Inc                      com    98385X106        5183    157815  SH      Sole       157815
Yadkin Valley Bk & TR Co Elkin NC   com    984308106         943     66968  SH      Sole        66968
Citigroup Capital IX                pfd    173066200         318     13000  SH      Sole        13000
J P Morgan Chase Cap PFD K 5.875%   pfd    46626V207         172      7300  SH      Sole         7300
Merrill Lynch PFD Capital Trust V   pfd    59021K205          58      2200  SH      Sole         2200
Morgan Stanley Cap Tr PFD CAP 7.25% pfd    61747N109        1598     61900  SH      Sole        61900

TOTAL                                                     128600

